Notes Payable (Tables)	3 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
Schedule of Notes Payable
Notes payable as of March 31, 2022 and December 31, 2021 consist of the following (in thousands):

	March 31 2022	December 31 2021
Kentucky note	$909	$1,032
Stockholder loan	10,000	10,000
Genesis loan	27	552
NYDIG loan	58,190	67,435
Trinity loan	28,154	19,641
Bremer	19,902	15,066
Blockfi	74,130	60,000
Anchor Labs	20,000	—
Mass Mutual Barings	30,000	—
Secured Convertible Notes 1	224,211	220,871
Other Convertible Notes 2	305,782	301,226
Other	592	663

Total	771,897	696,486
Unamortized discount and debt issuance costs	(2,964)	(3,187)
Fair value adjustments to convertible notes	393,738	34,910

Total notes payable, net	$1,162,671	$728,209

1
Secured Convertible Notes (includes principal balance at issuance and PIK interest) which considers the minimum payoff at maturity of two times the face value of the note plus accrued interest. The minimum payoff at maturity related to the principal balance was $448.4 million on March 31, 2022. The minimum payoff at maturity related to the principal balance was $441.7 million on December 31, 2021.

2	Other Convertible Notes which considers the minimum payoff at maturity of one times the face value of the note plus accrued interest.

Schedule of Fair Value Adjustments and Debt Issuance Costs
The following summarizes the fair value adjustments and debt issuance costs recognized on the convertible notes (in thousands):

	Financial statement line item	Three months ended March 31, 2022
Cash interest payments	Interest expense, net	$5,227
Payment-in-kind (PIK) interest	Interest expense, net	7,851
Instrument specific credit risk	Other comprehensive income	(27,164)
Other fair value adjustments	Fair value adjustments on convertible notes	386,037

Total fair value adjustments		$371,951